Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Schedule of Class A Common Stock Subject to Redemption	As of September 30, 2023, the value of the shares of Class A common stock subject to redemption reflected on the balance sheet are reconciled in the following table:
Gross proceeds from IPO	$150,000,000
Less:
Proceeds allocated to Public Warrants	(2,475,000)
Class A common stock issuance costs	(16,506,549)
Plus:
Re-measurement of carrying value to redemption value	22,349,535
Gross proceeds from partial exercise of overallotment option	15,000,000
Class A common stock subject to redemption as of December 31, 2022	$168,367,986
Plus:
Re-measurement of carrying value to redemption value	1,327,101
Class A common stock subject to redemption as of March 31, 2023	$169,695,087
Plus:
Re-measurement of carrying value to redemption value	1,516,404
Less:
Partial redemptions	(134,295,092)
Class A common stock subject to redemption as of June 30, 2023	$36,916,399
Plus:
Re-measurement of carrying value to redemption value	608,663
Class A common stock subject to redemption as of September 30, 2023	$37,525,062
As of December 31, 2022 and 2021, the shares of Class A common stock subject to redemption reflected on the balance sheet are reconciled in the following table:
Gross proceeds from IPO	150,000,000
Less:
Proceeds allocated to Public Warrants	(2,250,000)
Shares of Class A common stock issuance costs	(15,717,593)
Plus:
Re-measurement of carrying value to redemption value	19,467,593
Shares of Class A common stock subject to redemption as of December 31, 2021	151,500,000
Less:
Proceeds allocated to Public Warrants	(225,000)
Shares of Class A common stock issuance costs	(788,956)
Plus:
Re-measurement of carrying value to redemption value	2,881,942
Gross proceeds from partial exercise of overallotment option	15,000,000
Shares of Class A common stock subject to redemption as of December 31, 2022	$168,367,986